Organization, Business of the Company and Liquidity (Details Narrative) (10Q) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Oct. 04, 2016
Net loss	$ 367,618	$ 88,678	$ 996,344	$ 1,387,571
Accumulated deficit	$ 10,644,096		$ 10,276,478	$ 9,280,134
PhotoMedex Purchase Agreement [Member]
Purchase price					$ 9,500,000
Ermis Labs Purchase Agreement [Member]
Purchase price					$ 1,982,000